Cover	Dec. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2021
Entity File Number	1-14120
Entity Registrant Name	Blonder Tongue Laboratories, Inc.
Entity Central Index Key	0001000683
Entity Tax Identification Number	52-1611421
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Jake Brown Road
Entity Address, City or Town	Old Bridge
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08857
City Area Code	(732)
Local Phone Number	679-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001
Trading Symbol	BDR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable